Related Party Transactions (Details) - USD ($)					1 Months Ended			6 Months Ended	12 Months Ended
	May 02, 2022	Dec. 10, 2020	Nov. 03, 2020	Nov. 03, 2020	May 19, 2022	Jan. 28, 2019	Nov. 30, 2018	Jun. 30, 2022	Dec. 31, 2021	May 18, 2022	Dec. 23, 2019
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											$ 300,000
Conversion of notes								$ 1,500,000	$ 1,500,000
Warrants price (in Dollars per share)								$ 1	$ 1
Sponsor deposited								$ 200,001
Aggregate principal amount	$ 400,000									$ 500,000
Sponsor deposited					$ 173,820
Aggregate amount								173,820	$ 0
Initial fair value					102,400
Contribution amount					$ 71,420
Fair value of loan amount								103,000
Convertible promissory note								$ 600
Sponsor agreed loan deposit	400,000
Trust account	66,667
Payments for deposits	$ 66,665
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares returned (in Shares)		281,250
Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Aggregate private warrants (in Shares)		375,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares issued (in Shares)						2,156,249	2,156,250	2,156,250	2,156,250
Deferred offering costs							$ 25,000
Shares subject to forfeiture (in Shares)								281,250	281,250
Percentage of issued and outstanding shares								20.00%	20.00%
Stock splits, description								The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											$ 300,000
Repayment of borrowings amount			$ 194,830	$ 194,830